CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 1,974	$ 162	$ 613
Accounts receivable, net of allowance for doubtful accounts of $78 and $76 at June 30, 2015 and December 31, 2014, respectively	282	338	133
Inventory, net of reserves of $110 and $144, at June 30, 2015 and December 31, 2014, respectively	985	1,180	1,193
Other current assets	28	99	101
Total current assets	3,269	1,779	2,040
Property and equipment, net	444	587	920
Other assets	90	101	356
Debt issuance cost	234	564	0
Total noncurrent assets	768	1,252	1,276
TOTAL ASSETS	4,037	3,031	3,316
CURRENT LIABILITIES:
Short-term notes payable	681	646	35
Notes payable past due	172	0	0
Current portion of long-term note payable	0	123	109
Short-term notes payable, net of discount	0	1,062	0
Convertible note, net of discount	308	0	0
Accounts payable	1,963	1,733	891
Accrued liabilities	1,630	1,015	723
Deferred revenue	36	24	14
Total current liabilities	4,790	4,603	1,772
LONG-TERM LIABILITIES:
Warrants, at fair value	956	2,070	1,548
Long-term debt, net	1,028	40	103
Convertible Debt, net of discount	0	783	0
Total long-term liabilities	1,984	2,893	1,651
TOTAL LIABILITIES	6,774	7,496	3,423
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, 1.2 shares issued and outstanding as of June 30, 2015 and December 31, 2014, (Liquidation preference of $1,200 at June 30, 2015 and December 31, 2014)	678	678	1,139
Series C convertible preferred stock, $.001 par value; 7.2 shares authorized, 3.3 shares issued and outstanding as of June 30, 2015 and none at December 31, 2014, (Liquidation preference of $3,334 at June 30, 2015	935	0	0
Common stock, $.001 Par value; 245,000 shares authorized, 113,250 and 96,889 shares issued and outstanding as of June 30, 2015 and December 31, 2014	112	97	71
Additional paid-in capital	113,007	107,952	101,840
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(117,337)	(113,060)	(103,025)
TOTAL STOCKHOLDERS' EQUITY	(2,737)	(4,465)	(107)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,037	$ 3,031	$ 3,316